Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Building
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Minimum | Leasehold and building improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Minimum | Machinery
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum | Leasehold and building improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Maximum | Machinery
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years